SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross proceeds	$ 115,000,000	$ 115,000,000
Less:
Class A ordinary shares issuance costs	(5,724,785)	(5,724,785)
Plus:
Adjustment of carrying value to initial redemption value	8,024,785	8,024,785
Accretion of carrying value to redemption value	1,485,342	1,485,342
Class A ordinary shares subject to possible redemption, November 30, 2022	118,785,342	$ 118,785,342
Plus:
Accretion of carrying value to redemption value	2,672,534
Class A ordinary shares subject to possible redemption, May 31, 2023	$ 121,457,876
Computer Equipment [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Plus:
Estimated Useful Life			3 years
Computer Hardware & Software [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Plus:
Estimated Useful Life			3 years
Office Equipment [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Plus:
Estimated Useful Life			3 years